Share-Based Compensation (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 13, 2022	Dec. 29, 2022	Dec. 31, 2022
Share-Based Compensation (Details) [Line Items]
Outstanding percentage			20.00%
Granted shares	507,600	438,500
Shares issued	5,507,600
Weighted average price (in Dollars per share)			$ 2.47
Forfeitures percentage			10.00%
Share-based compensation expense (in Dollars)			$ 2,088,725
Ordinary Share [Member]
Share-Based Compensation (Details) [Line Items]
Granted shares	5,507,600
Weighted average price (in Dollars per share)			$ 1.91
2023 [Member] | Minimum [Member]
Share-Based Compensation (Details) [Line Items]
Vest over period	1 year
2026 [Member] | Maximum [Member]
Share-Based Compensation (Details) [Line Items]
Vest over period	4 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation (Details) [Line Items]
Granted shares	5,000,000
Unrecognized compensation exepnses (in Dollars)			$ 12,330,000
Phantom Share Units (PSUs) [Member]
Share-Based Compensation (Details) [Line Items]
Weighted average period			2 years 8 months 12 days